Note 12 - Investments in Non-consolidated Companies (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 16, 2012	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 R$ / shares	Dec. 31, 2017 USD ($) $ / shares
Statement Line Items [Line Items]
Total investments in subsidiaries, joint ventures and associates			$ 557,031	$ 490,645		$ 640,294
Impairment loss recognised in profit or loss				400,314
Cash advances and loans made to related parties		$ 7,056	$ 42,394	22,322
San Faustin S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		60.45%
Usiminas [member]
Statement Line Items [Line Items]
Fair value of investments in associates for which there are quoted market prices						123,000
Total investments in subsidiaries, joint ventures and associates						$ 70,600
Impairment loss recognised in profit or loss				$ 28,900
Usiminas [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Closing price, per share | (per share)					R$ 10.83	$ 3.27
Usiminas [member] | Preference shares [member]
Statement Line Items [Line Items]
Closing price, per share | (per share)					R$ 9.10	2.75
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Proportion of voting rights held in associate		5.20%	5.20%
Proportion of ownership interest in associate		3.08%	3.08%
Usiminas [member] | Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of voting rights held in associate	27.70%
Proportion of ownership interest in associate	13.80%
Ternium s.a. [member]
Statement Line Items [Line Items]
Closing price, per ads | $ / shares						$ 31.59
Fair value of investments in associates for which there are quoted market prices						$ 725,700
Total investments in subsidiaries, joint ventures and associates						$ 563,700
Discount rate applied to cash flow projections						11.50%
Proportion of ownership interest in associate		11.46%
Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		22.00%
Transportation capacity agreement, purchasing capacity of natural gas per day						150,000
Provision for exposure to transportation capacity agreements						$ 58,200
Provision for exposure to purchase and other service agreements						$ 3,900
Proportion of corporate guarantee covering obligations						22.00%
Amount of loan partially guaranteed						$ 720,000
Provision of partial guarantee or collateral by entity						158,400
Cash advances and loans made to related parties		$ 7,000
Techgen s.a. [member] | Subsidiary loans [member]
Statement Line Items [Line Items]
Loans and receivables						$ 93,200
Techgen s.a. [member] | San Faustin S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		30.00%
Techgen s.a. [member] | Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		48.00%